General information	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
General information
1	General information
VTEX (“VTEX” or the “Company”) and its subsidiaries, or collectively referred to as the “Group”, provide a software-as-a-service
digital commerce platform for enterprise brands and retailers. VTEX’s services enable our customers to execute their commerce strategy, including building online stores, integrating and managing orders across channels, and creating marketplaces to sell products from third-party vendors. The platform is also designed to be the operating system for the commerce ecosystem, enabling enterprise brands and retailers to orchestrate their network of consumers, business partners, suppliers, and fulfillment providers in one place with a complete Commerce, Marketplace, and OMS solution. VTEX assists global companies build, manage and deliver native and advanced business-to-business
(B2B),
business-to-consumer
(B2C), and Marketplace commerce experiences with competitive time-to-market.
The Company’s shares, under the symbol “VTEX”, are listed on the New York Stock Exchange (“NYSE”).
The following entities are part of the Group and are being consolidated in these financial statements:

Company	Place of business/ country of incorporation	Relationship	Principal business activity	% of Ownership as of December 31,
				2022	2021	2020
VTEX (“VTEX”)	Cayman	Holding	Technology Services
VTEX Informática S.A. (“VTEX ARG”) (i)	Argentina	Subsidiary	Technology Services	100	100	96.54
VTEX Brasil Tecnologia para Ecommerce LTDA. (“VTEX Brazil”)	Brazil	Subsidiary	Technology Services	100	100	100
VTEX Day Eventos Ltda. (“VTEX DAY”)	Brazil	Subsidiary	Production of events	100	100	100
Loja Integrada Tecnologia para Softwares S.A. (“Loja Integrada”)	Brazil	Subsidiary	Technology Services	99.58	99.87	100
VTEX Intermediação de Cobrança Ltda. (“VTEX STORE”) (ii)	Brazil	Subsidiary	Technology Services	—	—	99.99
Dlieve Tecnologia S.A. (“Dlieve”) (iii)	Brazil	Subsidiary	Technology Services	—	—	100
Ciashop Soluções para Comércio Eletrônico S.A. (“Ciashop”) (iv)	Brazil	Subsidiary	Technology Services	—	—	100
Suiteshare Tecnologia da Informação S.A (“Suiteshare”) (v)	Brazil	Subsidiary	Technology Services	—	100	—

Company	Place of business/ country of incorporation	Relationship	Principal business activity	% of Ownership as of December 31,
				2022	2021	2020
VTEX Chile SPA (“VTEX CHI”)	Chile	Subsidiary	Technology Services	100	100	100
VTEX Colombia Tecnologia para Ecommerce S.A.S. (“VTEX COL”)	Colombia	Subsidiary	Technology Services	100	100	100
VTEX Commerce Cloud Solutions LLC (“VTEX USA”)	USA	Subsidiary	Technology Services	100	100	100
VTEX Ecommerce Platform Limited (“VTEX UK”)	UK	Subsidiary	Technology Services	100	100	100
EICOM Limited (“EICOM”) (vi)	UK	Subsidiary	Technology Services	—	—	100
Soluciones Cloud En Ecommerce S. De R.L. De C.V. (“VTEX MEX”) (vii)	Mexico	Subsidiary	Technology Services	100	99.99	99.95
EI Education S.A.P.I de C.V. (“Escuela de Internet or “Escuela”)	Mexico	Subsidiary	Technology Services	100	100	100
Peru Tecnologia para ECOMMERCE S.A.C. (“VTEX PERU”) (viii)	Peru	Subsidiary	Technology Services	100	100	—
VTEX Platform España, S.L. (“VTEX ESP”) (ix)	Spain	Subsidiary	Technology Services	100	—	—
VTEX Ecommerce Platform Limited—Sede Secondaria (“VTEX ITA”) (viii)	Italy	Branch	Technology Services	100	100	—
VTEX Ecommerce Platform Limited London—Sucursala Bucuresti (“VTEX ROM”) (viii)	Romania	Branch	Technology Services	100	100	—
VTEX Ecommerce Platform Limited – Sucursal em Portugal (“VTEX PORT”) ( viii)	Portugal	Branch	Technology Services	100	100	—

(i)	In January 2021, the Group acquired the non-controlling interest of VTEX ARG. Refer to note 19.2(d) for additional details.
(ii)	VTEX STORE was liquidated in February 2021.
(iii)	Dlieve was merged into VTEX Brazil in April 2021.
(iv)	Ciashop was merged into VTEX Brazil in December 2021.
(v)	Suiteshare was acquired in April 2021, refer to note 3.2 for additional details. In March 2022 it was merged into VTEX Brazil.
(vi)	EICOM was constituted in 2020 and merged into VTEX UK in 2021.
(vii)	In May 2021, the Group acquired the non-controlling interest of VTEX MEX. Refer to note 19.2(d) for additional details.
(viii)	VTEX PERU, VTEX ITA, VTEX ROM and VTEX PORT were created in 2021 to fulfill the Group’s operational needs.
(ix)	VTEX ESP was created in March/ 2022 to fulfill the Group’s operational needs.
The Group also holds VT Comercio, a joint venture (“JV”) established in July 2019 with a participation of 50%.

1.1	Initial Public Offering “IPO”
On July 21, 2021, the Company completed its IPO, offering 21,850,000 of its Class A common shares, of which 13,876,702 new shares offered by the Group and other 5,123,298 shares offered by the selling shareholders, and the entire exercise of the underwriter’s option to purchase 2,850,000 newly issued shares.
The initial offering price was US$ 19.00 per Class A common share, resulting in gross proceeds of US$ 317,809. The Company received net proceeds of US$ 296,318 after deducting US$ 19,863 in underwriting discounts and commissions and US$ 1,628 of other offering expenses. The Group also recognized in the Profit and loss the amount of US$ 1,253 related to shares offered by the selling shareholders and other expenses not directly related to the IPO.
The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form
F-1
(Registration
No. 333-257400),
which was declared effective by the Securities and Exchange Commission on July 21, 2021. The common shares began trading on the New York Stock Exchange (“NYSE”) on July 21, 2021, under the symbol “VTEX.”